Financial assets at amortised cost - Loans and advances to banks, customers, and of debt securities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	£ 6,247
Net carrying amount	10,811		£ 10,746
Allowance account for credit losses of financial assets at end of period	5,058		6,247
Net carrying amount	500,356		498,843
Net carrying amount	5,008		5,405
Total financial assets at amortised cost	516,175		514,994
Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	6	£ 2	2
Exchange and other adjustments	0		(1)
Additions (repayments)	2		0
Other changes in credit quality	(5)
(Credit) charge to the income statement	(3)		5
Allowance account for credit losses of financial assets at end of period	3		6
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	5,760	3,259	3,259
Exchange and other adjustments	163		74
Additions (repayments)	(350)		127
Other changes in credit quality	(435)		2,204
(Credit) charge to the income statement	(622)		3,850
Impact of transfers between stages	160		1,367
Methodology and model changes	3		152
Advances written off	(616)		(1,626)
Recoveries of advances written off in previous years	72		250
Discount unwind	(85)		(47)
Allowance account for credit losses of financial assets at end of period	4,672		5,760
Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	3	3	3
Exchange and other adjustments	0		0
Additions (repayments)	0		0
(Credit) charge to the income statement	0		1
Advances written off		(1)
Allowance account for credit losses of financial assets at end of period	3		3
Residual value and voluntary terminations
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	192
Allowance account for credit losses of financial assets at end of period	136		192
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,591
Allowance account for credit losses of financial assets at end of period	1,362		1,591
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	6	2	2
Exchange and other adjustments	0		(1)
Additions (repayments)	2		0
Other changes in credit quality	(5)
(Credit) charge to the income statement	(3)		5
Allowance account for credit losses of financial assets at end of period	3		6
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,372	675	675
Exchange and other adjustments	1		0
Additions (repayments)	(65)		50
Other changes in credit quality	(143)		857
(Credit) charge to the income statement	(187)		697
Impact of transfers between stages	26		(166)
Methodology and model changes	(5)		(44)
Allowance account for credit losses of financial assets at end of period	1,186		1,372
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
(Credit) charge to the income statement	0		1
Allowance account for credit losses of financial assets at end of period	1		1
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,379
Allowance account for credit losses of financial assets at end of period	1,800		2,379
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Other changes in credit quality	0
(Credit) charge to the income statement	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,145	995	995
Exchange and other adjustments	(2)		(1)
Additions (repayments)	(176)		145
Other changes in credit quality	(234)		(16)
(Credit) charge to the income statement	(522)		1,151
Impact of transfers between stages	(120)		852
Methodology and model changes	8		170
Allowance account for credit losses of financial assets at end of period	1,621		2,145
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
(Credit) charge to the income statement	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,016
Allowance account for credit losses of financial assets at end of period	1,706		2,016
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Other changes in credit quality	0
(Credit) charge to the income statement	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,982	1,447	1,447
Exchange and other adjustments	97		54
Additions (repayments)	(73)		(38)
Other changes in credit quality	31		1,196
(Credit) charge to the income statement	212		1,865
Impact of transfers between stages	254		681
Methodology and model changes	0		26
Advances written off	(603)		(1,587)
Recoveries of advances written off in previous years	72		250
Discount unwind	(85)		(47)
Allowance account for credit losses of financial assets at end of period	1,675		1,982
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2	3	3
Exchange and other adjustments	0		0
Additions (repayments)	0		0
(Credit) charge to the income statement	0		0
Advances written off		(1)
Allowance account for credit losses of financial assets at end of period	2		2
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261
Allowance account for credit losses of financial assets at end of period	190		261
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Other changes in credit quality	0
(Credit) charge to the income statement	0		0
Allowance account for credit losses of financial assets at end of period	0		0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261	142	142
Exchange and other adjustments	67		21
Additions (repayments)	(36)		(30)
Other changes in credit quality	(89)		167
(Credit) charge to the income statement	(125)		137
Methodology and model changes	0		0
Advances written off	(13)		(39)
Recoveries of advances written off in previous years	0		0
Discount unwind	0		0
Allowance account for credit losses of financial assets at end of period	190		261
POCI | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
(Credit) charge to the income statement	0		0
Advances written off		0
Allowance account for credit losses of financial assets at end of period	0		0
Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	10,752	9,777	9,777
Allowance account for credit losses of financial assets at beginning of period	6
Exchange and other adjustments	(139)		50
Additions (repayments)	201		925
Net carrying amount	10,811		10,746
Loans and advances to banks, ending balance	10,814		10,752
Allowance account for credit losses of financial assets at end of period	3		6
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	5,760
Exchange and other adjustments	(2,006)		819
Additions (repayments)	2,975		6,913
Impact of transfers between stages	0		0
Advances written off	(616)		(1,626)
Recoveries of advances written off in previous years	72		250
Allowance account for credit losses of financial assets at end of period	4,672		5,760
Loans and advances to customers, beginning balance	504,603	498,247	498,247
Loans and advances to customers, ending balance	505,028		504,603
Net carrying amount	500,356		498,843
Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	3
Exchange and other adjustments	(47)		(21)
Additions (repayments)	(350)		(117)
Advances written off			(1)
Allowance account for credit losses of financial assets at end of period	3		3
Debt securities, beginning balance	5,408	5,547	5,547
Debt securities, ending balance	5,011		5,408
Net carrying amount	5,008		5,405
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0		0
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	362		146
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(360)		(143)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(2)		(3)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0		0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(66)		(218)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	158		268
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(92)		(50)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0		0
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(9)		(9)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(175)		(156)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	184		165
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	160		1,367
Impact of transfers between stages | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(261)		(85)
Impact of transfers between stages | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	257		883
Impact of transfers between stages | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	164		569
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	0		0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	0		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	0		0
Stage 1
Disclosure of financial assets [line items]
Total financial assets at amortised cost	455,557		448,722
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	10,752	9,777	9,777
Allowance account for credit losses of financial assets at beginning of period	6
Exchange and other adjustments	(139)		50
Additions (repayments)	201		925
Net carrying amount	10,811		10,746
Loans and advances to banks, ending balance	10,814		10,752
Allowance account for credit losses of financial assets at end of period	3		6
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,372
Exchange and other adjustments	(1,953)		1,308
Additions (repayments)	9,007		8,176
Impact of transfers between stages	(73)		(25,516)
Allowance account for credit losses of financial assets at end of period	1,186		1,372
Loans and advances to customers, beginning balance	433,943	449,975	449,975
Loans and advances to customers, ending balance	440,924		433,943
Net carrying amount	439,738		432,571
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1
Exchange and other adjustments	(47)		(21)
Additions (repayments)	(350)		(117)
Allowance account for credit losses of financial assets at end of period	1		1
Debt securities, beginning balance	5,406	5,544	5,544
Debt securities, ending balance	5,009		5,406
Net carrying amount	5,008		5,405
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	11,183		4,972
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(10,922)		(28,855)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(334)		(1,633)
Stage 2
Disclosure of financial assets [line items]
Total financial assets at amortised cost	44,413		49,514
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Net carrying amount	0		0
Loans and advances to banks, ending balance	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2,145
Exchange and other adjustments	(24)		(59)
Additions (repayments)	(4,568)		695
Impact of transfers between stages	(1,033)		22,480
Allowance account for credit losses of financial assets at end of period	1,621		2,145
Loans and advances to customers, beginning balance	51,659	28,543	28,543
Loans and advances to customers, ending balance	46,034		51,659
Net carrying amount	44,413		49,514
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Debt securities, beginning balance	0	0	0
Debt securities, ending balance	0		0
Net carrying amount	0		0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(11,175)		(4,956)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	11,371		29,467
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(1,229)		(2,031)
Stage 3
Disclosure of financial assets [line items]
Total financial assets at amortised cost	4,509		4,508
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Net carrying amount	0		0
Loans and advances to banks, ending balance	0		0
Allowance account for credit losses of financial assets at end of period	0		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,982
Exchange and other adjustments	(80)		(422)
Additions (repayments)	(801)		(802)
Impact of transfers between stages	1,106		3,036
Advances written off	(603)		(1,587)
Recoveries of advances written off in previous years	72		250
Allowance account for credit losses of financial assets at end of period	1,675		1,982
Loans and advances to customers, beginning balance	6,490	6,015	6,015
Loans and advances to customers, ending balance	6,184		6,490
Net carrying amount	4,509		4,508
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Advances written off			(1)
Allowance account for credit losses of financial assets at end of period	2		2
Debt securities, beginning balance	2	3	3
Debt securities, ending balance	2		2
Net carrying amount	0		0
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(8)		(16)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(449)		(612)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	1,563		3,664
POCI
Disclosure of financial assets [line items]
Total financial assets at amortised cost	11,696		12,250
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Net carrying amount	0		0
Loans and advances to banks, ending balance	0		0
Allowance account for credit losses of financial assets at end of period	0		0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	261
Exchange and other adjustments	51		(8)
Additions (repayments)	(663)		(1,156)
Advances written off	(13)		(39)
Recoveries of advances written off in previous years	0		0
Allowance account for credit losses of financial assets at end of period	190		261
Loans and advances to customers, beginning balance	12,511	13,714	13,714
Loans and advances to customers, ending balance	11,886		12,511
Net carrying amount	11,696		12,250
POCI | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0		0
Additions (repayments)	0		0
Advances written off			0
Allowance account for credit losses of financial assets at end of period	0		0
Debt securities, beginning balance	0	£ 0	0
Debt securities, ending balance	0		0
Net carrying amount	£ 0		£ 0